Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Redeemable Preferred Stock [Member] Preferred Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Redeemable Preferred Stock [Member] Preferred Stock [Member]	Redeemable Preferred Stock Series B [Member] Preferred Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Redeemable Preferred Stock Series B [Member] Preferred Stock [Member]	Redeemable Preferred Stock Series D [Member] Preferred Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Redeemable Preferred Stock Series D [Member] Preferred Stock [Member]	Redeemable Preferred Stock Series E [Member] Preferred Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Redeemable Preferred Stock Series E [Member] Preferred Stock [Member]	Redeemable Preferred Stock Series F [Member] Preferred Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Redeemable Preferred Stock Series F [Member] Preferred Stock [Member]	Redeemable Preferred Stock Series G [Member] Preferred Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Redeemable Preferred Stock Series G [Member] Preferred Stock [Member]	Common Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Coroware, Inc. and Subsidiaries [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member] Coroware, Inc. and Subsidiaries [Member]	Treasury Stock [Member]	Retained Earnings [Member] Coroware, Inc. and Subsidiaries [Member]	Retained Earnings [Member]	Coroware, Inc. and Subsidiaries [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 1,256												$ 1,370,174		$ 31,543,325		$ (18,997)		$ (60,943,594)		$ (28,047,836)
Beginning balance, shares at Dec. 31, 2019				159,666		100,000		791,567		180,000		25,000		13,701,742,065
Net income for year ended December 31, 2021																				(11,729,741)		(11,729,741)
Ending balance, value at Dec. 31, 2020	$ 1,256	1,256											$ 1,370,174	$ 1,370,174	$ 31,543,285	31,543,325	$ (18,997)	(18,997)	$ (72,765,594)	(72,673,335)	$ (39,777,578)	(39,777,577)
Ending balance, shares at Dec. 31, 2020			159,666	159,666	100,000	100,000	791.567	791,567	180,000	180,000	25,000	25,000	13,701,742,065	13,701,742,065
Common stock issued for license
Common shares issued for accrued executive compensation													$ 750,000								750,000
Common stock issued for services, shares													7,500,000,000
Net income for year ended December 31, 2021																			(6,022,373)		(6,022,373)
Ending balance, value at Mar. 31, 2021	1,256												$ 2,120,174		31,543,285		(18,997)		(78,787,967)		(45,049,951)
Ending balance, shares at Mar. 31, 2021			159,666		100,000		791,567		180,000		25,000		21,201,742,065
Beginning balance, value at Dec. 31, 2020	1,256	1,256											$ 1,370,174	$ 1,370,174	31,543,285	31,543,325	(18,997)	(18,997)	(72,765,594)	(72,673,335)	(39,777,578)	(39,777,577)
Beginning balance, shares at Dec. 31, 2020			159,666	159,666	100,000	100,000	791.567	791,567	180,000	180,000	25,000	25,000	13,701,742,065	13,701,742,065
Net income for year ended December 31, 2021																				8,268,947		8,268,947
Common stock issued for convertible debt														$ 315,032		4,942,492						5,257,524
Common stock issued for convertible debt, shares														3,150,315,100
Sale of common stock, net of stock issue costs of $6,081														$ 74,000		289,919						363,919
Purchase of common stock net of issue costs, shares														740,000,000
Ending balance, value at Dec. 31, 2021	1,256	$ 1,256											$ 1,759,206	$ 1,759,206	36,775,736	$ 36,775,736	(18,997)	$ (18,997)	(64,404,388)	$ (64,404,388)	(25,887,187)	$ (25,887,187)
Ending balance, shares at Dec. 31, 2021			159,666	159,666	100,000	100,000	791,567	791,567	180,000	180,000	25,000	25,000	17,592,057,165	17,592,057,165
Common stock issued for license													$ 16,000		48,000						64,000
Common shares issued for accrued executive compensation													$ 20,333		52,667						73,000
Common stock issued for services, shares													203,333,334
Common stock and warrants issued in connection with convertible notes financings, net of placement agent fee of $1,350													$ 6,050		102,600						108,650
Common stock issued in connection with convertible notes, net of placement agent fee of $1,350, shares													60,500,000
Common stock issued for accrued executive compensation													$ 42,857		107,143						150,000
Common stock issued for accrued salary, shares													428,571,428
Common stock issued for accrued consulting fees													$ 20,690		279,310						300,000
Net income for year ended December 31, 2021																			(1,049,537)		(1,049,537)
Ending balance, value at Mar. 31, 2022	$ 1,256												$ 1,865,136		$ 37,365,456		$ (18,997)		$ (65,453,925)		$ (26,241,074)
Ending balance, shares at Mar. 31, 2022			159,666		100,000		791,567		180,000		25,000		18,651,358,479